Provisions	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Provisions

24.	Provisions

	Post-employment benefits	Aircraft and engine return	Legal proceedings (a)	Total
Balances on December 31, 2021	75,439	2,679,833	832,050	3,587,322
Constitution (Reversal) of provision	12,562	35,450	296,524	344,536
Provisions used	(97)	(166,816)	(315,731)	(482,644)
Amendment of assumptions	(28,290)	-	-	(28,290)
Plan experience	45,806	-	-	45,806
Present value adjustment	7,977	231,800	-	239,777
Exchange rate and monetary variation	-	(179,072)	2,368	(176,704)
Balances on December 31, 2022	113,397	2,601,195	815,211	3,529,803
Constitution (Reversal) of provision	9,860	519,673	475,854	1,005,387
Provisions used	(556)	(637,067)	(440,258)	(1,077,881)
Amendment of assumptions	32,950	-	-	32,950
Plan experience	1,553	-	-	1,553
Present value adjustment	13,380	93,190	-	106,570
Exchange rate change	-	(188,282)	7,727	(180,555)
Balances on December 31, 2023	170,584	2,388,709	858,534	3,417,827

On December 31, 2023
Current	-	737,636	-	737,636
Non-current	170,584	1,651,073	858,534	2,680,191
Total	170,584	2,388,709	858,534	3,417,827

On December 31, 2022
Current	-	634,820	-	634,820
Non-current	113,397	1,966,375	815,211	2,894,983
Total	113,397	2,601,195	815,211	3,529,803
(a)	The provisions used consider write-offs due to the revaluation of estimates and settled processes.

24.1.	Provisions for post-employment benefits

The Company offers to its employees health care plans that, due to complying with current laws, generate obligations with post-employment benefits.

During the year ended December 31, 2023, the Company incurred an experience loss mainly due to the increase in the number of retirees with the right to lifelong extension, in accordance with actuarial assumptions. The amounts related to the change in the discount rate and plan experience were recognized in other comprehensive income.

The actuarial assumptions applied when measuring the post-employment benefit are presented below:

Actuarial assumptions	2023	2022
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	9.71%	11.62%
Actual discount rate p.a.	5.49%	5.97%
Long-term estimated inflation rate p.a.	4.00%	5.33%
HCCTR - Nominal medical inflation rate p.a.	7.38%	8.75%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%
Weighted Average of Assumptions to Determine the Cost (revenue) of the Defined Benefit
Nominal discount rate	11.84%	10.59%
Actual discount rate p.a.	5.48%	5.97%
Long-term estimated inflation rate	5.33%	5.02%
HCCTR - Nominal medical inflation rate p.a.	8.75%	8.43%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%

24.2.	Provision for aircraft and engine return

Such provisions consider identifiable contractual obligations at the commencement of the lease contract - scheduled maintenance, painting, tire and brake replacement, overall landing gear overhaul, Legislation, and removal of the entertainment system - with the aim of meeting the contractual return conditions as well as the costs to be incurred related to the reconfiguration of aircraft upon their return. The initial recognition is recorded against the fixed assets, under the heading of " Aircraft and engine improvements."

The Company also has a provision to return aircraft and engines as compensation for the service costs, considering the current conditions of the aircraft and engines and the forecast of use until the actual return. These provisions are measured at present value and will be disbursed until the aircraft and engines redelivery.

24.3.	Provision for legal proceedings

On December 31, 2023, the Company and its subsidiaries are involved in certain legal matters arising from the regular course of their business, which include civil, administrative, tax, social security, and labor lawsuits.

The Company's Management believes that the provision for tax, civil and labor risks, recorded in accordance with IAS 37, is sufficient to cover possible losses on administrative and judicial proceedings, as shown below:

	Probable loss		Possible loss
	2023	2022	2023	2022
Civil	169,317	165,475	69,923	74,212
Labor	442,768	425,711	162,216	137,245
Tax	246,449	224,025	1,405,541	1,247,288
Total	858,534	815,211	1,637,680	1,458,745

Provisions are reviewed based on the evolution of lawsuits and the history of losses through the best current estimate.

Within the scope of tax lawsuits, the Company discusses the non-application of the additional 1% rate of Cofins on imports of aircraft, parts, and components, totaling R$166,973 (R$160,424 on December 31, 2022). In the fiscal year ended December 31, 2023, given the decisions by the Superior Courts considering the legality of charging an additional rate on imports carried out by airlines, the Company reassessed the loss prognosis, reclassifying from possible loss to probable loss of the related debts.

The Company is discussing the non-incidence of social security contributions on the constitutional one-third vacation pay, in light of an unfavorable decision for GOL issued by the TRF of the 1st Region and, furthermore, the position of the Superior Courts on the matter, the Company reassessed the loss forecast, leading to the classification of related debts as probable risks.

The tax lawsuits presented below were assessed by Management and legal counsel as relevant and with possible risk on December 31, 2023:

•	Tax on Services of Any Nature (ISS), amounting to R$37,332 (R$34,265 on December 31, 2022) from Tax Notices issued by the City of São Paulo against the Company, from January 2007 to December 2010, referring to a possible incidence of ISS on agreements signed with partners. The classification as possible risk arises from the fact that the matters under discussion are interpretative and involve discussions on factual and probative matters. In addition, there is no final positioning of the Superior Courts.

•	Customs fine totaling R$76,870 (R$71,888 on December 31, 2022) related to the Infraction Notices drawn up against the Company for an alleged non-compliance with customs rules related to temporary aircraft importation processes. The classification as possible risk is due to no final decision from the Higher Courts on the matter.

•	Goodwill BSSF Air Holdings (“BSSF”), totaling R$45,147 (R$69,932 on December 31, 2022) from the Infraction Notice filed due to the deductibility of goodwill allocated as future profitability. The possible risk classification arises from the lack of a final position from the Higher Courts. The reduction in values compared to the previous fiscal year is due to the reclassification of the entire tax penalty as remote, in accordance with Law No. 14,689/2023.

•	In 2018, the merged company Smiles received a Tax Notice for the fiscal years 2014 and 2015, due to: (i) the deductibility of the goodwill allocated as future profitability after the merger of GA Smiles by Smiles S.A. on December 31, 2013 and (ii) the deductibility of the financial expenses of the debentures issued in June 2014. The balance of R$153,931 on December 31, 2023 (R$141,454 on December 31, 2022) was assessed by the Management and legal counsel as a possible risk, with defense arguments in the administrative appeal.

•	In 2021, the merged Smiles received a Tax Notice for 2016 and 2017, due to the deductibility of the goodwill allocated as future profitability after the merger of GA Smiles by Smiles S.A. on December 31, 2013. The balance of R$67,205 on December 31, 2023 (R$61,031 on December 31, 2022) was assessed by Management and legal counsel as a possible risk, with defense arguments in the administrative appeal.

•	Also in 2021, the Brazilian Federal Revenue Service filed administrative proceedings against the Company due to not approving offsetting social security contribution credits from August 2018. The balance of R$193,172 on December 31, 2023 (R$122,901 on December 31, 2022) was assessed by Management and legal counsel as a possible risk, with defense arguments in the administrative appeal.

•	During the year ended December 31, 2022, Gol, as Smiles' successor, received a Notice of Infraction related to the years from 2017 to 2019 issued due to: (i) deductibility of goodwill allocated as future profitability after the merger process of GA Smiles on December 31, 2013 and (ii) offsetting of Webjet's tax loss. The amount of R$595,142 as of December 31, 2023 (R$534,659 on December 31, 2022) was assessed by Management and legal advisors as possible risk, since there are defense arguments in the administrative appeal.

There are other tax lawsuits assessed by Management and legal counsel as a possible risk, totaling R$236,751 (R$211,157 on December 31, 2022) which, added to the above lawsuits, total R$1,405,540 on December 31, 2023 (R$1,247,287 on December 31, 2022).

Civil lawsuits are mainly related to compensation claims in general related to flight delays and cancellations, baggage loss and damage. Labor lawsuits consist, essentially, of issues related to overtime, hazardous duty additional, unhealthy additional, and salary differences.

24.3.1.	Active Lawsuits

In 2007, the Company filed an arbitration at the International Court of Arbitration (“ICC”) against the sellers of VRG and its controlling shareholders due to the purchase price adjustment. In January 2011, ICC ruled in GOL’s favor. The procedure to enforce the arbitration decision started at the Cayman Court, jurisdiction of one of the defendants, which ruled in May 2022 in GOL’s favor, confirming that the court decision can be fully enforced. In May 2022, an agreement between the parties was signed, settled in June 2023, through which GOL received US$42,000 thousand, equivalent to R$204,330 on the date of receipt, for the final resolution of the arbitration.